SCHEDULE OF EARNINGS (LOSS) PER SHARE BASIC AND DILUTED (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023
Basic earnings per share:
Net income		$ (12,514,966)	$ (3,398,264)	$ 90,285,942	$ (11,181,115)	$ (4,992,421)
Weighted-average common shares outstanding	[1]	149,525,002		131,104,043
Basic earnings per share	[1]	$ (0.08)		$ 0.69
Diluted earnings per share:
Weighted-average common shares outstanding, assuming dilution	[1]	149,525,002		131,104,043
Dilutive effect of common share equivalents
Diluted earnings per share	[1]	$ (0.08)		$ 0.69

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the three and nine months ended September 30, 2025 will not present share or per share data.